Quarterly Holdings Report
for

Fidelity Flex® Funds

Fidelity Flex® Mid Cap Growth Fund

August 31, 2020

ZDG-QTLY-1020
1.9881576.103

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
COMMUNICATION SERVICES - 4.2%
Entertainment - 2.8%
Electronic Arts, Inc. (a)	60	$8,368
Take-Two Interactive Software, Inc. (a)	97	16,605
		24,973
Interactive Media & Services - 1.4%
Match Group, Inc. (a)	114	12,732

TOTAL COMMUNICATION SERVICES		37,705

CONSUMER DISCRETIONARY - 8.7%
Distributors - 1.1%
Pool Corp.	29	9,507
Diversified Consumer Services - 0.4%
Service Corp. International	70	3,196
Hotels, Restaurants & Leisure - 0.6%
Domino's Pizza, Inc.	13	5,316
Household Durables - 0.8%
D.R. Horton, Inc.	29	2,070
Lennar Corp. Class A	16	1,197
NVR, Inc. (a)	1	4,168
		7,435
Internet & Direct Marketing Retail - 0.9%
eBay, Inc.	150	8,217
Multiline Retail - 1.9%
Dollar General Corp.	87	17,564
Specialty Retail - 3.0%
AutoZone, Inc. (a)	10	11,963
Best Buy Co., Inc.	72	7,986
O'Reilly Automotive, Inc. (a)	16	7,450
		27,399

TOTAL CONSUMER DISCRETIONARY		78,634

CONSUMER STAPLES - 5.5%
Beverages - 0.7%
Brown-Forman Corp. Class B (non-vtg.)	88	6,439
Food & Staples Retailing - 0.8%
Grocery Outlet Holding Corp. (a)	16	658
Kroger Co.	175	6,244
		6,902
Food Products - 0.9%
The Hershey Co.	52	7,729
Household Products - 2.7%
Church & Dwight Co., Inc.	132	12,650
Clorox Co.	37	8,270
Reynolds Consumer Products, Inc.	110	3,655
		24,575
Personal Products - 0.4%
BellRing Brands, Inc. Class A (a)	100	1,944
Estee Lauder Companies, Inc. Class A	7	1,552
		3,496

TOTAL CONSUMER STAPLES		49,141

FINANCIALS - 6.8%
Capital Markets - 5.2%
E*TRADE Financial Corp.	83	4,490
MarketAxess Holdings, Inc.	25	12,149
Moody's Corp.	20	5,893
MSCI, Inc.	54	20,157
S&P Global, Inc.	11	4,031
Tradeweb Markets, Inc. Class A	3	172
		46,892
Insurance - 1.6%
Arthur J. Gallagher & Co.	42	4,423
Primerica, Inc.	38	4,744
Progressive Corp.	31	2,946
RenaissanceRe Holdings Ltd.	14	2,572
		14,685

TOTAL FINANCIALS		61,577

HEALTH CARE - 20.5%
Biotechnology - 0.7%
Sarepta Therapeutics, Inc. (a)	42	6,150
Health Care Equipment & Supplies - 11.4%
DexCom, Inc. (a)	50	21,271
Edwards Lifesciences Corp. (a)	42	3,605
Hologic, Inc. (a)	136	8,122
IDEXX Laboratories, Inc. (a)	19	7,430
Intuitive Surgical, Inc. (a)	3	2,193
Masimo Corp. (a)	41	9,184
Quidel Corp. (a)	36	6,335
ResMed, Inc.	133	24,038
Teleflex, Inc.	10	3,930
West Pharmaceutical Services, Inc.	57	16,186
		102,294
Health Care Providers & Services - 1.9%
Centene Corp. (a)	238	14,594
Laboratory Corp. of America Holdings (a)	13	2,285
		16,879
Health Care Technology - 1.8%
Veeva Systems, Inc. Class A (a)	56	15,807
Life Sciences Tools & Services - 3.3%
Charles River Laboratories International, Inc. (a)	56	12,261
Hangzhou Tigermed Consulting Co. Ltd. (H Shares) (a)(b)	100	1,628
Mettler-Toledo International, Inc. (a)	15	14,562
WuXi AppTec Co. Ltd. (H Shares) (b)	100	1,478
		29,929
Pharmaceuticals - 1.4%
Horizon Therapeutics PLC (a)	90	6,761
Royalty Pharma PLC	145	6,000
		12,761

TOTAL HEALTH CARE		183,820

INDUSTRIALS - 15.6%
Aerospace & Defense - 1.2%
HEICO Corp. Class A	30	2,681
TransDigm Group, Inc.	17	8,494
		11,175
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	32	3,146
Airlines - 0.6%
Southwest Airlines Co.	138	5,186
Building Products - 2.3%
Carrier Global Corp.	250	7,463
Fortune Brands Home & Security, Inc.	41	3,447
The AZEK Co., Inc.	200	7,896
Trex Co., Inc. (a)	13	1,943
		20,749
Commercial Services & Supplies - 2.9%
Cintas Corp.	47	15,662
Copart, Inc. (a)	103	10,642
		26,304
Electrical Equipment - 1.6%
AMETEK, Inc.	55	5,539
Rockwell Automation, Inc.	38	8,760
		14,299
Industrial Conglomerates - 0.5%
Roper Technologies, Inc.	10	4,272
Machinery - 2.5%
IDEX Corp.	35	6,308
Nordson Corp.	27	5,035
Otis Worldwide Corp.	92	5,787
Toro Co.	75	5,646
		22,776
Professional Services - 2.5%
CoStar Group, Inc. (a)	6	5,092
Dun & Bradstreet Holdings, Inc. (a)	98	2,485
IHS Markit Ltd.	80	6,394
Verisk Analytics, Inc.	46	8,587
		22,558
Road & Rail - 1.1%
Old Dominion Freight Lines, Inc.	48	9,705

TOTAL INDUSTRIALS		140,170

INFORMATION TECHNOLOGY - 34.4%
Electronic Equipment & Components - 3.3%
Amphenol Corp. Class A	105	11,529
Keysight Technologies, Inc. (a)	99	9,753
Zebra Technologies Corp. Class A (a)	30	8,596
		29,878
IT Services - 8.2%
Adyen BV (a)(b)	1	1,686
Black Knight, Inc. (a)	68	5,719
Booz Allen Hamilton Holding Corp. Class A	119	10,479
EPAM Systems, Inc. (a)	45	14,720
Fiserv, Inc. (a)	19	1,892
Global Payments, Inc.	16	2,826
Okta, Inc. (a)	39	8,399
Rackspace Technology, Inc. (a)	100	2,135
Twilio, Inc. Class A (a)	31	8,363
VeriSign, Inc. (a)	83	17,828
		74,047
Semiconductors & Semiconductor Equipment - 6.1%
Analog Devices, Inc.	23	2,688
Broadcom, Inc.	6	2,083
Entegris, Inc.	148	9,900
KLA-Tencor Corp.	85	17,437
Lam Research Corp.	35	11,772
NXP Semiconductors NV	28	3,521
Skyworks Solutions, Inc.	24	3,476
SolarEdge Technologies, Inc. (a)	17	3,760
		54,637
Software - 16.8%
Adobe, Inc. (a)	8	4,107
ANSYS, Inc. (a)	44	14,916
Atlassian Corp. PLC (a)	61	11,697
Cadence Design Systems, Inc. (a)	160	17,746
Coupa Software, Inc. (a)	25	8,194
Duck Creek Technologies, Inc. (a)	100	3,899
Dynatrace, Inc.	142	6,281
Fair Isaac Corp. (a)	16	6,733
Five9, Inc. (a)	60	7,646
Fortinet, Inc. (a)	120	15,841
Intuit, Inc.	8	2,763
Paycom Software, Inc. (a)	31	9,283
RingCentral, Inc. (a)	53	15,411
Slack Technologies, Inc. Class A (a)	121	3,974
Synopsys, Inc. (a)	47	10,401
The Trade Desk, Inc. (a)	25	12,033
		150,925

TOTAL INFORMATION TECHNOLOGY		309,487

MATERIALS - 0.3%
Chemicals - 0.3%
Sherwin-Williams Co.	4	2,684
REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 2.2%
CoreSite Realty Corp.	7	857
Equity Lifestyle Properties, Inc.	126	8,353
SBA Communications Corp. Class A	34	10,406
		19,616
TOTAL COMMON STOCKS
(Cost $571,429)		882,834

Money Market Funds - 0.5%
Fidelity Cash Central Fund 0.12% (c)
(Cost $4,234)	4,233	4,234
TOTAL INVESTMENT IN SECURITIES - 98.7%
(Cost $575,663)		887,068
NET OTHER ASSETS (LIABILITIES) - 1.3%		11,709
NET ASSETS - 100%		$898,777

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,792 or 0.5% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$30
Total	$30

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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